Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Comprehensive income (loss):
Net income (loss)	$ (350)	$ (1,314)	$ 2,339
Cash flow hedging activities:
Net unrealized gain (loss) from derivative instruments, net of taxes of ($1) in 2016	4	6	0
Reclassifications into earnings of net derivative instruments (gain) loss, net of taxes of $1 in 2016 and 2015	(2)	(6)	0
Foreign currency translation activities:
Foreign currency translation adjustments, net of taxes of ($37), $31, and $18 in 2016, 2015, and 2014, respectively	50	(204)	(96)
Reclassification into earnings upon sale of foreign entities, net of taxes of ($36) in 2016	119	0	0
Pension and other postretirement benefits:
Prior service credit (cost) arising during the year (Note 10)	0	0	(1)
Amortization of prior service cost (credit) included in net periodic benefit cost, net of taxes of $2, $3 and $3 in 2016, 2015 and 2014, resepctively	(4)	(3)	(5)
Net actuarial gain (loss) arising during the year, net of taxes of $8, ($5) and $60 in 2016, 2015, and 2014, respectively (Note 10)	(15)	8	(100)
Amortization of actuarial (gain) loss included in net periodic benefit cost, net of taxes of ($12), ($18) and ($15) in 2016, 2015, and 2014, respectively	20	28	26
Other comprehensive income (loss)	172	(171)	(176)
Comprehensive income (loss)	(178)	(1,485)	2,163
Less: Comprehensive income (loss) attributable to noncontrolling interests	143	(813)	206
Comprehensive Income (loss) attributable to The Williams Companies, Inc.	$ (321)	$ (672)	$ 1,957